SUPPLEMENT DATED APRIL 20, 2022 TO THE
INVESCO EXCHANGE-TRADED FUND TRUST
PROSPECTUSES DATED AUGUST 27, 2021, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Aerospace & Defense ETF (PPA)
Invesco BuyBack AchieversTM ETF (PKW)
Invesco Dividend AchieversTM ETF (PFM)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
Invesco DWA Basic Materials Momentum ETF (PYZ)
Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)
Invesco DWA Consumer Staples Momentum ETF (PSL)
Invesco DWA Energy Momentum ETF (PXI)
Invesco DWA Financial Momentum ETF (PFI)
Invesco DWA Healthcare Momentum ETF (PTH)
Invesco DWA Industrials Momentum ETF (PRN)
Invesco DWA Momentum ETF (PDP)
Invesco DWA Technology Momentum ETF (PTF)
Invesco DWA Utilities Momentum ETF (PUI)
Invesco Dynamic Biotechnology & Genome ETF (PBE)
Invesco Dynamic Building & Construction ETF (PKB)
Invesco Dynamic Energy Exploration & Production ETF (PXE)
Invesco Dynamic Food & Beverage ETF (PBJ)
Invesco Dynamic Large Cap Growth ETF (PWB)
Invesco Dynamic Large Cap Value ETF (PWV)
Invesco Dynamic Leisure and Entertainment ETF (PEJ)
Invesco Dynamic Market ETF (PWC)
Invesco Dynamic Media ETF (PBS)
Invesco Dynamic Networking ETF (PXQ)
Invesco Dynamic Oil & Gas Services ETF (PXJ)
Invesco Dynamic Pharmaceuticals ETF (PJP)
Invesco Dynamic Semiconductors ETF (PSI)
Invesco Dynamic Software ETF (PSJ)
Invesco Financial Preferred ETF (PGF)
Invesco FTSE RAFI US 1000 ETF (PRF)
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
Invesco Global Listed Private Equity ETF (PSP)
Invesco Golden Dragon China ETF (PGJ)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
Invesco International Dividend AchieversTM ETF (PID)
Invesco MSCI Sustainable Future ETF (ERTH)
Invesco NASDAQ Internet ETF (PNQI)
Invesco Raymond James SB-1 Equity ETF (RYJ)
Invesco S&P 100 Equal Weight ETF (EQWL)
Invesco S&P 500 BuyWrite ETF (PBP)
Invesco S&P 500® Equal Weight ETF (RSP)
Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500® Equal Weight Financials ETF (RYF)
Invesco S&P 500® Equal Weight Health Care ETF (RYH)
Invesco S&P 500® Equal Weight Industrials ETF (RGI)
Invesco S&P 500® Equal Weight Materials ETF (RTM)
Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500® Equal Weight Technology ETF (RYT)
Invesco S&P 500® Equal Weight Utilities ETF (RYU)
Invesco S&P 500 GARP ETF (SPGP)
Invesco S&P 500® Pure Growth ETF (RPG)
Invesco S&P 500® Pure Value ETF (RPV)
Invesco S&P 500® Quality ETF (SPHQ)
Invesco S&P 500® Top 50 ETF (XLG)
Invesco S&P 500 Value with Momentum ETF (SPVM)
Invesco S&P MidCap 400® Equal Weight ETF (EWMC)
Invesco S&P MidCap 400® Pure Growth ETF (RFG)
Invesco S&P MidCap 400® Pure Value ETF (RFV)
Invesco S&P MidCap Momentum ETF (XMMO)
Invesco S&P MidCap Quality ETF (XMHQ)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
Invesco S&P SmallCap Momentum ETF (XSMO)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
Invesco S&P Spin-Off ETF (CSD)
Invesco Water Resources ETF (PHO)
Invesco WilderHill Clean Energy ETF (PBW)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)
PROSPECTUS DATED MARCH 21, 2022 OF:
Invesco S&P 500® Equal Weight Energy ETF (RYE)
INVESCO EXCHANGE-TRADED FUND TRUST II
PROSPECTUSES DATED DECEMBER 17, 2021, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco 1-30 Laddered Treasury ETF (PLW)
Invesco California AMT-Free Municipal Bond ETF (PWZ)
Invesco CEF Income Composite ETF (PCEF)
Invesco DWA SmallCap Momentum ETF (DWAS)
Invesco Fundamental High Yield Corporate Bond ETF (PHB)
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
Invesco KBW Bank ETF (KBWB)
Invesco KBW High Dividend Yield Financial ETF (KBWD)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
Invesco KBW Property & Casualty Insurance ETF (KBWP)
Invesco KBW Regional Banking ETF (KBWR)
Invesco NASDAQ 100 ETF (QQQM)
Invesco Nasdaq Biotechnology ETF (IBBQ)
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
Invesco National AMT-Free Municipal Bond ETF (PZA)
Invesco New York AMT-Free Municipal Bond ETF (PZT)
Invesco PHLX Semiconductor ETF (SOXQ)
Invesco Preferred ETF (PGX)
Invesco PureBetaSM MSCI USA ETF (PBUS)
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)
Invesco PureBetaSM US Aggregate Bond ETF (PBND)
Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)
Invesco Russell 1000 Equal Weight ETF (EQAL)
Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)
Invesco S&P 500 Enhanced Value ETF (SPVU)
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
Invesco S&P 500® High Beta ETF (SPHB)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
Invesco S&P 500® Low Volatility ETF (SPLV)
Invesco S&P 500 Minimum Variance ETF (SPMV)
Invesco S&P 500 Momentum ETF (SPMO)
Invesco S&P 500 QVM Multi-factor ETF (QVML)

Invesco S&P 500 Revenue ETF (RWL)
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
Invesco S&P MidCap 400 Revenue ETF (RWK)
Invesco S&P MidCap Low Volatility ETF (XMLV)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
Invesco S&P SmallCap Energy ETF (PSCE)
Invesco S&P SmallCap Financials ETF (PSCF)
Invesco S&P SmallCap Health Care ETF (PSCH)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
Invesco S&P SmallCap Industrials ETF (PSCI)
Invesco S&P SmallCap Information Technology ETF (PSCT)
Invesco S&P SmallCap Low Volatility ETF (XSLV)
Invesco S&P SmallCap Materials ETF (PSCM)
Invesco S&P SmallCap Quality ETF (XSHQ)
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Invesco Senior Loan ETF (BKLN)
Invesco Solar ETF (TAN)
Invesco Taxable Municipal Bond ETF (BAB)
Invesco Treasury Collateral ETF (CLTL)
Invesco Variable Rate Preferred ETF (VRP)
Invesco VRDO Tax-Free ETF (PVI)
PROSPECTUSES DATED OCTOBER 20, 2021, AS REVISED NOVEMBER 3, 2021 AND AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco ESG NASDAQ 100 ETF (QQMG)
Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
PROSPECTUS DATED NOVEMBER 10, 2021, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco ESG S&P 500 Equal Weight ETF (RSPE)
PROSPECTUSES DATED FEBRUARY 25, 2022, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)
Invesco Alerian Galaxy Crypto Economy ETF (SATO)
Invesco China Technology ETF (CQQQ)
Invesco DWA Developed Markets Momentum ETF (PIZ)
Invesco DWA Emerging Markets Momentum ETF (PIE)
Invesco Emerging Markets Sovereign Debt ETF (PCY)
Invesco FTSE International Low Beta Equal Weight ETF (IDLB)
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
Invesco FTSE RAFI Emerging Markets ETF (PXH)
Invesco Global Clean Energy ETF (PBD)
Invesco Global Short Term High Yield Bond ETF (PGHY)
Invesco Global Water ETF (PIO)
Invesco International BuyBack Achievers™ ETF (IPKW)
Invesco International Corporate Bond ETF (PICB)
Invesco MSCI Global Timber ETF (CUT)
Invesco MSCI Green Building ETF (GBLD)
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)
Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
Invesco S&P Emerging Markets Momentum ETF (EEMO)
Invesco S&P Global Water Index ETF (CGW)
Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)
Invesco S&P International Developed Low Volatility ETF (IDLV)
Invesco S&P International Developed Momentum ETF (IDMO)
Invesco S&P International Developed Quality ETF (IDHQ)
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
PROSPECTUSES DATED DECEMBER 17, 2021, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
Invesco BulletShares 2022 Municipal Bond ETF (BSMM)
Invesco BulletShares 2023 Municipal Bond ETF (BSMN)
Invesco BulletShares 2024 Municipal Bond ETF (BSMO)
Invesco BulletShares 2025 Municipal Bond ETF (BSMP)
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)
Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)
Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)
Invesco Defensive Equity ETF (DEF)
Invesco International Developed Dynamic Multifactor ETF (IMFL)
Invesco Investment Grade Defensive ETF (IIGD)
Invesco Investment Grade Value ETF (IIGV)
Invesco RAFITM Strategic Developed ex-US ETF (ISDX)
Invesco RAFITM Strategic Emerging Markets ETF (ISEM)
Invesco RAFITM Strategic US ETF (IUS)
Invesco RAFITM Strategic US Small Company ETF (IUSS)

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
PROSPECTUSES DATED SEPTEMBER 8, 2021, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
PROSPECTUSES DATED FEBRUARY 25, 2022, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Active U.S. Real Estate ETF (PSR)
Invesco Balanced Multi-Asset Allocation ETF (PSMB)
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
Invesco Focused Discovery Growth ETF (IVDG)
Invesco Growth Multi-Asset Allocation ETF (PSMG)
Invesco High Yield Bond Factor ETF (IHYF)
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
Invesco Real Assets ESG ETF (IVRA)
Invesco S&P 500® Downside Hedged ETF (PHDG)
Invesco Select Growth ETF (IVSG)
Invesco Total Return Bond ETF (GTO)
Invesco Ultra Short Duration ETF (GSY)
Invesco US Large Cap Core ESG ETF (IVLC)
Invesco Variable Rate Investment Grade ETF (VRIG)
INVESCO ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST
PROSPECTUS DATED FEBRUARY 25, 2022 OF:
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
INVESCO INDIA EXCHANGE-TRADED FUND TRUST
PROSPECTUS DATED FEBRUARY 25, 2022 OF:
Invesco India ETF (PIN)
(each, a “Fund,” and collectively, the “Funds”)
Effective immediately, the Funds’ Statutory Prospectuses are revised as noted below:
•
The following disclosure is added as a new sub-risk of Market Risk in the section titled “Additional Information About the Fund’s Risks and Strategies – Principal Risks of Investing in the Fund”:
Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia's invasion of Ukraine in late February 2022, various countries, including the United States, as well as NATO and the European Union, issued broad-ranging economic sanctions against Russia and Belarus. The resulting responses to the military actions (and potential further sanctions in response to continued military activity), the potential for military escalation and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional counter measures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of ongoing hostilities and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
•
The following disclosure replaces the last sentence of Authorized Participant Concentration Risk in the section titled “Additional Information About the Fund’s Risks and Strategies – Principal Risks of Investing in the Fund”:

Investment non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.
•
The following disclosure replaces the last sentence of Market Trading Risk in the section titled “Additional Information About the Fund’s Risks and Strategies – Principal Risks of Investing in the Fund”:
In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying value. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Please Retain This Supplement For Future Reference.
P-PRO-SUP 042022